27. Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) $ / shares shares	Jan. 31, 2021 EUR (€) tranche	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 EUR (€) shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Jan. 31, 2020 EUR (€)	Nov. 30, 2016 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of common shares			€ 74,195		€ 31,373		€ 25,113
Public offering | Liquidity risk
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares				13,800,000	13,800,000	13,225,000	13,225,000
Share price | $ / shares				$ 2.50		$ 2.00
Proceeds from issue of common shares					€ 29,500		€ 19,700
Issue of ordinary shares | Public offering | Liquidity risk
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	19,166,667
Share price | $ / shares	$ 6.00
Proceeds from issue of common shares | $	$ 115.0
Change in investment | Roivant Sciences Ltd | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Value of investment decline before the impact of foreign exchange fluctuations | $								$ 2.5
Change in investment | Roivant Sciences Ltd | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Value of investment decline before the impact of foreign exchange fluctuations | $								$ 3.5
SVB loan
Disclosure of non-adjusting events after reporting period [line items]
Loan agreement											€ 5,000
SVB loan | SVB Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Loan agreement		€ 25,000
Number of tranches | tranche		3
SVB loan | SVB Loan Agreement | Liquidity risk
Disclosure of non-adjusting events after reporting period [line items]
Loan agreement		€ 25,000
Initial drawdown									€ 10,000
SVB loan | SVB Loan Agreement | European Central Bank Base Rate
Disclosure of non-adjusting events after reporting period [line items]
Interest at greater of European Central Bank Base Rate		0.00%
Interest at greater of European Central Bank Base Rate, plus 5.5%		5.50%
Loan facility trance one | SVB Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Initial drawdown			€ 10,000							€ 10,000
Loan facility trance two | SVB Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Initial drawdown		€ 7,500
Loan facility trance three | SVB Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Initial drawdown		€ 7,500